Average Annual Total Returns - AST MFS Large Cap Value Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	3.90%	9.96%	11.18%	Aug. 20, 2012	18.40%	15.21%	14.82%	[1]	2.80%	9.74%	11.14%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.